SUPPLEMENT DATED AUGUST 9, 2004

TO PROSPECTUSES DATED APRIL 30, 2004 FOR

FUTURITY II VARIABLE AND FIXED ANNUITY

FUTURITY III VARIABLE AND FIXED ANNUITY

TO PROSPECTUSES DATED MAY 1, 2003 FOR

FUTURITY FOCUS VARIABLE AND FIXED ANNUITY

FUTURITY ACCOLADE VARIABLE AND FIXED ANNUITY

FUTURITY FOCUS II VARIABLE AND FIXED ANNUITY

FUTURITY SELECT FOUR VARIABLE AND FIXED ANNUITY

FUTURITY SELECT FOUR PLUS VARIABLE AND FIXED ANNUITY

FUTURITY SELECT INCENTIVE VARIABLE AND FIXED ANNUITY

FUTURITY SELECT FREEDOM VARIABLE AND FIXED ANNUITY

FUTURITY SELECT SEVEN VARIABLE AND FIXED ANNUITY

TO PROSPECTUS DATED APRIL 30, 2002 FOR

FUTURITY VARIABLE AND FIXED ANNUITY

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

At a meeting of shareholders held on August 5, 2004, it was voted to terminate and liquidate the following Funds:
SCSM Alger Growth
SCSM Alger Income and Growth
SCSM Alger Small Capitalization
SCSM Davis Financial
SCSM Neuberger Berman Mid Cap Growth
SCSM Neuberger Berman Mid Cap Value
SCSM Value Equity
SCSM Value Managed
SCSM Value Mid Cap
SCSM Investors Foundation
SCSM Select Equity

On August 6, 2004, the assets of each Fund were liquidated, the liquidation proceeds were distributed to the respective Fund's shareholders, and the existence of each Fund was terminated. Therefore, the corresponding Sub-Accounts investing in these Funds are no longer available for investment.

SCFUT - 804